The Hartford International Growth Fund Expense Example, No Redemption - The Hartford International Growth Fund - Class C	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 208
Expense Example, No Redemption, 3 Years	663
Expense Example, No Redemption, 5 Years	1,145
Expense Example, No Redemption, 10 Years	$ 2,475